Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 2,361	¥ 1,766	¥ 9,199
Additions for tax positions of the current year	357	44	1,766
Additions for tax positions of prior years		551
Reduction for tax positions of prior years	(486)
Settlements			(9,199)
Balance at end of year	¥ 2,232	¥ 2,361	¥ 1,766